NET INCOME (LOSS) PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (694,662)	¥ (865,087)	¥ (417,632)
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (694,662)	¥ (865,087)	¥ (417,632)
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)	38,007,877	36,372,576	35,582,665
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)	38,007,877	36,372,576	35,582,665
Per Share Amount
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen per share)	¥ (18.3)	¥ (23.8)	¥ (11.7)
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen per share)	¥ (18.3)	¥ (23.8)	¥ (11.7)